Stockholders' Equity (Details) - USD ($)						12 Months Ended
	Jul. 26, 2022	Jun. 14, 2022	Nov. 03, 2021	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity [Line Items]
Stock issued sale of shares					455,000
Cash proceeds (in Dollars)					$ 2,730,000		$ 6,017,781	$ 20,222,188
Issuance of common shares			750,000	500,000
Shares issued, price share (in Dollars per share)			$ 12.8	$ 17.8
Net proceeds (in Dollars)	$ 6,017,781		$ 8,900,000	$ 8,200,000
Issuance shares			750,000	500,000
Warrants exercise price (in Dollars per share)	$ 2.44
Aggregate common shares	4,000,000
Gross proceeds (in Dollars)	$ 6,040,000
Warrant term	2 years
Additional warrants		97,200
Exchange for common shares		1,104,587
Closing price of common shares (in Dollars)						$ 6
Common shares						9.99%
Additional stock compensation expense (in Dollars)						$ 3,040,000
Tax rate						10.00%
Capital percentage						50.00%
Statutory reserve amount (in Dollars)						$ 160,014	160,014
Total restricted net assets (in Dollars)						2,900,000	$ 14,666,369
Private Placement [Member]
Stockholders' Equity [Line Items]
Warrants exercise price (in Dollars per share)	$ 2.44
Tiandihui [Member]
Stockholders' Equity [Line Items]
Statutory reserve amount (in Dollars)						$ 0
Warrant Purchase [Member]
Stockholders' Equity [Line Items]
Warrants exercise price (in Dollars per share)	$ 0.01
Investor Warrants [Member]
Stockholders' Equity [Line Items]
Shares issued, price share (in Dollars per share)			$ 29.4	$ 41.2
Aggregate purchase price				1,000,000
Warrants exercise price (in Dollars per share)				$ 0.01
Aggregate common shares			1,500,000
Warrant price (in Dollars per share)			$ 0.01
Jishan Sun, Zou Ventures LLC [Member]
Stockholders' Equity [Line Items]
Issuance of common shares	4,000,000
Shares issued, price share (in Dollars per share)	$ 1.5
Aggregate purchase price	4,000,000
TDH Group BVBA [Member]
Stockholders' Equity [Line Items]
Issuance of common shares								2,500,000
Warrants exercised for cashless								1,221,181
Tdh Japan [Member]
Stockholders' Equity [Line Items]
Issued and outstanding								1,528,000
Zhonghua Liu [Member]
Stockholders' Equity [Line Items]
Cash proceeds (in Dollars)	$ 0.01
Dandan Liu [Member]
Stockholders' Equity [Line Items]
Cash proceeds (in Dollars)	$ 6,040,000
Issuance of common shares	4,000,000